Reinsurance - Summary of Assumed and Ceded Reinsurance on Premiums Written, Premiums Earned and Insurance Losses and Loss Adjustment Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Premiums written:
Direct	$ 2,042.8	$ 1,956.9	$ 1,951.2
Assumed	1,660.8	1,485.5	1,495.7
Ceded	(1,120.7)	(1,014.5)	(1,364.9)
Net premiums written	2,582.9	2,427.9	2,082.0
Premiums earned:
Direct	2,027.1	1,927.5	1,940.5
Assumed	1,616.4	1,494.9	1,593.9
Ceded	(1,110.9)	(1,129.1)	(1,319.7)
Net premiums earned	2,532.6	2,293.3	2,214.7
Insurance losses and loss adjustment expenses:
Direct	1,479.6	1,415.5	1,458.9
Assumed	1,134.5	1,147.9	1,196.1
Ceded	(773.3)	(883.7)	(1,082.0)
Net insurance losses and loss adjustment expenses	$ 1,840.8	$ 1,679.7	$ 1,573.0